CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in capital CNY (¥)	Statutory reserves CNY (¥)	(Accumulated deficit)/ retained earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2019	¥ 94		¥ 59,544	¥ 1,000	¥ 46,461	¥ (819)		¥ 106,280
Balance at the beginning (in shares) at Dec. 31, 2019 | shares	1,436,816,000
Increase (Decrease) in Stockholders' Equity
Net (loss)/income					(128,101)			(128,101)
Share-based compensation			929,098					929,098
Foreign currency translation adjustments						141		141
Deemed settlement of amount due to Relx Inc.			600,000					600,000
Others			1,215					1,215
Balance at the end at Dec. 31, 2020	¥ 94		1,589,857	1,000	(81,640)	(678)		1,508,633
Balance at the end (in shares) at Dec. 31, 2020 | shares	1,436,816,000
Increase (Decrease) in Stockholders' Equity
Net (loss)/income					2,024,713		¥ 3,411	2,028,124
Issuance of ordinary shares upon Initial Public Offering ("IPO")	¥ 9		10,034,956					10,034,965
Issuance of ordinary shares upon Initial Public Offering ("IPO") (in shares) | shares	133,975,000
Capital contribution from noncontrolling interests							389	389
Share-based compensation			223,345					223,345
Appropriation to statutory reserves				1,319	(1,319)
Share-based awards to employees of Relx Inc.			325,447					325,447
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.			(292,582)		(32,865)			(325,447)
Shares reserved for future exercise of share-based awards due to share distribution | shares		(224,936,000)
Share repurchase		¥ (127,516)						(127,516)
Share repurchase (in shares) | shares		(5,060,000)
Foreign currency translation adjustments						(149,188)		(149,188)
Balance at the end at Dec. 31, 2021	¥ 103	¥ (127,516)	11,881,023	2,319	1,908,889	(149,866)	3,800	¥ 13,518,752
Balance at the end (in shares) at Dec. 31, 2021 | shares	1,570,791,000							1,570,790,570	1,570,790,570
Balance at the end (in shares) at Dec. 31, 2021 | shares		(229,996,000)
Increase (Decrease) in Stockholders' Equity
Net (loss)/income					1,441,219		(32,487)	¥ 1,408,732	$ 204,245
Share-based compensation			166,161					166,161	24,091
Unrealized loss on long-term investment securities						(5,425)		(5,425)	$ (787)
Appropriation to statutory reserves				25,492	(25,492)
Exercising of share-based awards (in shares) | shares		9,649,000
Exercising of share-based award	¥ 1		15,094					15,095
Share-based awards to employees of Relx Inc.			(80,649)					(80,649)
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.			80,649					80,649
Share repurchase		¥ (500,370)						¥ (500,370)
Share repurchase (in shares) | shares		(37,374,000)						(42,400,000)	(42,400,000)
Foreign currency translation adjustments						937,428		¥ 937,428	$ 135,914
Balance at the end at Dec. 31, 2022	¥ 104	¥ (627,886)	¥ 12,062,278	¥ 27,811	¥ 3,324,616	¥ 782,137	¥ (28,687)	¥ 15,540,373	$ 2,253,140
Balance at the end (in shares) at Dec. 31, 2022 | shares	1,570,791,000							1,570,790,570	1,570,790,570
Balance at the end (in shares) at Dec. 31, 2022 | shares		(257,721,000)